Note 16 - Segment Information, Reconciliation of assets from segment to consolidated, International (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 3,453	$ 3,279
Investments in non-consolidated companies and other investments	1,040	1,078
Property, plant and equipment, net	9,487	9,519
Non-current assets	2,389	2,294
Total assets	16,369	16,170
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,220	1,132
Investments in non-consolidated companies and other investments	703	713
Property, plant and equipment, net	8,272	8,067
Non-current assets	2,529	2,336
Total assets	12,724	12,248
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,920	1,778
Investments in non-consolidated companies and other investments	34	31
Property, plant and equipment, net	823	1,036
Non-current assets	329	292
Total assets	3,106	3,137
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	260	250
Investments in non-consolidated companies and other investments	126	152
Property, plant and equipment, net	256	256
Non-current assets	111	105
Total assets	753	763
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	482	443
Investments in non-consolidated companies and other investments	15	41
Property, plant and equipment, net	455	425
Non-current assets	63	65
Total assets	1,015	974
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	68	68
Investments in non-consolidated companies and other investments	45	141
Property, plant and equipment, net	212	136
Non-current assets	1,367	1,309
Total assets	1,692	1,654
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(497)	(392)
Investments in non-consolidated companies and other investments	117	0
Property, plant and equipment, net	(531)	(401)
Non-current assets	(2,010)	(1,813)
Total assets	$ (2,921)	$ (2,606)